Convertible Debt (Details) - Schedule of Fair Value of the Redemption Liability - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value	$ 5,055,804	$ 4,580,304	$ 3,039,054
New Embedded Redemption Value – Group A [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value	144,250	144,250	144,250
New Embedded Redemption Value – Group B [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value	1,130,800	1,130,800	1,130,800
New Embedded Redemption Value – Group C [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value	789,004	789,004	764,004
New Embedded Redemption Value – Group D [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value	1,000,000	1,000,000	1,000,000
New Embedded Redemption Value – Group E [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value	550,000	550,000
New Embedded Redemption Value – Group F [Member]
Schedule of Fair Value of the Redemption Liability [Line Items]
New embedded redemption value	$ 1,441,750	$ 966,250